NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
NET LOSS PER SHARE
Schedule of calculation of basic and diluted net loss per share

	Years ended December 31,
	2021	2022	2023
Numerator:
Net loss attributable to ordinary shareholders	$(9,666)	$(12,648)	$(31,632)
Denominator:
Weighted average number of ordinary shares outstanding – basic and diluted	9,569,932	19,976,596	26,593,673
Net loss per share – basic and diluted	$(1.01)	$(0.63)	$(1.19)

Schedule of potentially dilutive securities that have not been included in the calculation of diluted net loss per share as their inclusion would be anti-dilutive

	Years ended December 31,
	2021	2022	2023
Convertible preferred shares	7,820,914	—	—
Outstanding share options	1,982,561	3,576,403	4,202,087
Outstanding warrants	—	—	959,371
Total	9,803,475	3,576,403	5,161,458